Share-Based Compensation (Details) - Schedule of share-based compensation expense - Share Based Compensation Expense [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Cost of revenue	¥ 6,438	¥ 21,360
Selling and marketing	3,420	11,935
General and administrative	12,738	42,933
Total share-based compensation expense	¥ 22,596	¥ 76,227